Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Automotive Rentals, Inc. (the “Company”)
MUFG Securities Americas Inc.
(together, the “Specified Parties”)

Re:  ARI Fleet Lease Trust 2026-A – Lease Data File and Disposition Data File Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “2026-A Selected Pool_11.30.25 Cutoff - FINAL.xlsx” (the “Lease Data File”) provided by the Company on December 5, 2025, containing information on 15,976 automobile lease contracts (the “Leases”) as of November 30, 2025 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by ARI Fleet Lease Trust 2026-A; and, (ii) an electronic data file entitled “Dispositions Detail through 9 months of 2025.xlsx” (the “Disposition Data File”) provided by the Company on December 5, 2025, containing information related to dispositions of Leases by the Company for the nine months ended September 30, 2025. The Company is responsible for the specified attributes identified by the Company in the Lease Data File and Disposition Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Lease Data File and Disposition Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, number of months, and percentages were within $1.00, 0.1 months, and 0.01%, respectively.

•	The term “Lease File Documents” means the following information provided by the Company:

-	Motor Vehicle Lease Agreement
-	Certificate of Insurance Coverage
-	Certificate of Liability Insurance

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

-	Certificate of Self-Insurance
-	Company’s asset system - Vehicle Information Inquiry
-	Company’s GDT internal accounting system of record - Vehicle Master Inquiry, Billing History File Inquiry and Client Profile Account Summary

The Lease File Documents were represented by the Company to be either the original Lease File Documents, a copy of the original Lease File Documents, and/or electronic records contained within the Company’s asset system and GDT internal accounting system of record. We make no representation regarding the validity or accuracy of these documents or the execution of the Motor Vehicle Lease Agreement by the lessee.

•
The term “Title Documents” means a Certificate of Title, Apportioned Registration, Lien Statement, Application for Title or Lien Statement, Lease and Title Instructions, or information in the Vehicle Information Inquiry provided by the Company.

•	The term “Rate History Schedule” means an electronic data file entitled “Rate Sheet.xlsx” provided by the Company on December 8, 2025, containing certain index rate history information.

•
The term “ME Securitized Value Support” means an electronic data file entitled “Output of ME_Securitized_Value field from ABS Suite.xlsx” provided by the Company on December 11, 2025, containing information related to attribute ME_Securitized_Value for each Sample Lease (defined below).

•	The term “Monthly Amort Support” means electronic mail correspondence provided by the Company on December 23, 2025, containing information related to attribute MTHLY AMORT for Sample Lease #129.

•
The term “Additional Insured Schedule” mean an electronic data file entitled “Additional Insured Schedule _Titling Trust Owner Schedule_ARI 2026-A.xlsx” provided by the Company on December 24, 2025, containing a listing of (i) insured entities and (ii) abbreviations that are acceptable variations of “Automotive Rentals, Inc.” attached hereto as Exhibit C.

•
The term “Titling Trust Owners Schedule” means an electronic data file entitled “Additional Insured Schedule _Titling Trust Owner Schedule_ARI 2026-A.xlsx” provided by the Company on December 24, 2025, containing a listing of titling company names and abbreviations that are acceptable variations of “Automotive Rentals, Inc.” attached hereto as Exhibit D.

•
The term “Source Documents” means the Lease File Documents, Title Documents, Rate History Schedule, ME Securitized Value Support, Monthly Amort Support, Additional Insured Schedule, and Titling Trust Owners Schedule.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the “Source Documents/Instructions” column below.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

I.	The Lease Data File

A.
We randomly selected a sample of 150 Leases from the Lease Data File (the “Sample Leases”) using a random sampling tool. A listing of the Sample Leases is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Leases we were instructed to randomly select from the Lease Data File.

2

B.
For each Sample Lease, we compared or recomputed the specified attributes in the Lease Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Lease Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Documents/Instructions
VEHICLE NO	Motor Vehicle Lease Agreement, Vehicle Information Inquiry
CLIENT CODE	Motor Vehicle Lease Agreement, Vehicle Information Inquiry
ME_Securitized_Value	ME Securitized Value Support
TERM	Motor Vehicle Lease Agreement For Sample Leases #16, #23, #36, #43, #76, #82, #118, and #138, recompute as the difference in months between Fin Date and Lease End Date from the Lease Data File.
DELIV DATE	Motor Vehicle Lease Agreement
TITLE STATE
Title Documents
For Sample Leases for which the TITLE STATE value is not populated, observe (i) the existence of an Application for Title or (ii) “Title Location” or “Document LOC” in the Vehicle Information Inquiry stated “PENDING.”

CAP COST	Motor Vehicle Lease Agreement
MTHLY AMORT	Billing History File Inquiry, Monthly Amort Support For Sample Lease #129, use the information in the Monthly Amort Support.
BILLED RATE
Motor Vehicle Lease Agreement, Vehicle Master Inquiry, Rate History Schedule.
For floating rate assets, for which the Motor Vehicle Lease Agreement “Int-Type” field is “Float” or for which the Vehicle Master Inquiry “Lease Type” field is “Plateau,” add the applicable index rate from the Rate History Schedule to the “Mark Up” value in the Vehicle Master Inquiry.

MAKE	Motor Vehicle Lease Agreement If the MAKE in the Lease Data File contained more than 10 characters, only compare the first 10 characters to the Motor Vehicle Lease Agreement.
MODEL	Motor Vehicle Lease Agreement, Vehicle Information Inquiry
ADMIN AMT	Motor Vehicle Lease Agreement, Billing History File Inquiry
OPEN/CLOSE	Vehicle Lease Agreement

We found such information to be in agreement without exception.

3

C.	We performed the following additional procedures for each Sample Lease:

1.	We compared the name of the owner stated on the Title Documents to the corresponding information in the Titling Trust Owners Schedule or Vehicle Information Inquiry.

2.	We observed an internal approval date was populated in the “Last Review” field in the Client Profile Account Summary. We make no representation regarding the validity of such approval.

3.	We observed the Motor Vehicle Lease Agreement was signed. We make no representation regarding the validity of the signature.

4.
We observed the existence of a Certificate of Insurance Coverage, a Certificate of Liability Insurance, or Certificate of Self-Insurance and identified one of the names on the Additional Insured Schedule as an Additional Insured party or the Certificate Holder.

We found such information to be in agreement without exception and/or present.

II.	The Disposition Data File

A.
We randomly selected a sample of 40 dispositions from the Disposition Data File (the “Sample Dispositions”) using a random sampling tool. A listing of the Sample Dispositions is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of dispositions that we were instructed to randomly select from the Disposition Data File.

B.
For each Sample Disposition, we compared or recomputed the specified attributes in the Disposition Data File listed below to the corresponding information including in the Source Documents, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Disposition Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Documents/Instructions
DELIVERY DATE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
CLIENT NAME	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
MAKE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
MODEL (excluding trim or engine type)	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
CAP COST	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
BOOK VALUE AT SALE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
YEAR	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
SALE PROCEEDS	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
GAIN-LOSS AMOUNT	Recompute as the difference between BOOK VALUE AT SALE and SALE PROCEEDS in the Vehicle Master Inquiry.

We found such information to be in agreement except as listed in Exhibit E.

4

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Lease Data File and Disposition Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Lease Data File, Disposition Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Leases being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
January 2, 2026

5

Exhibit A
The Sample Leases

Sample Lease Number	ICN	Sample Lease Number	ICN	Sample Lease Number	ICN
1	****0150	51	****4553	101	****8854
2	****0367	52	****0173	102	****7864
3	****4976	53	****9701	103	****4738
4	****0747	54	****0477	104	****4264
5	****5667	55	****2506	105	****1904
6	****3410	56	****4975	106	****7006
7	****7079	57	****6958	107	****2300
8	****8391	58	****6196	108	****6194
9	****0453	59	****1212	109	****4104
10	****7706	60	****9728	110	****8711
11	****0844	61	****6389	111	****2239
12	****0855	62	****0957	112	****7403
13	****6084	63	****6637	113	****5815
14	****3382	64	****8298	114	****7617
15	****3163	65	****0526	115	****3946
16	****2410	66	****3415	116	****7463
17	****4174	67	****0217	117	****3362
18	****2099	68	****2559	118	****1039
19	****7737	69	****3275	119	****9281
20	****8706	70	****2464	120	****0017
21	****3331	71	****7764	121	****1617
22	****4303	72	****1649	122	****7999
23	****4075	73	****5972	123	****5131
24	****0626	74	****7748	124	****5878
25	****7468	75	****0124	125	****3230
26	****9197	76	****2264	126	****6231
27	****0700	77	****1519	127	****0138
28	****3973	78	****5472	128	****4876
29	****5940	79	****7224	129	****4603
30	****7359	80	****5192	130	****8086
31	****9188	81	****1227	131	****3132
32	****4066	82	****9870	132	****9029
33	****9623	83	****4798	133	****5453
34	****2897	84	****0533	134	****6129
35	****9689	85	****2725	135	****2659
36	****1641	86	****0137	136	****8370
37	****7802	87	****2711	137	****3635
38	****1531	88	****0854	138	****1136
39	****4975	89	****0590	139	****6134
40	****8568	90	****1257	140	****1743
41	****1485	91	****2946	141	****4901
42	****8676	92	****5987	142	****9373
43	****6114	93	****7256	143	****7877
44	****4256	94	****1691	144	****4532
45	****6223	95	****6641	145	****0159
46	****7703	96	****1721	146	****3559
47	****7157	97	****6368	147	****7013
48	****4446	98	****2599	148	****5330
49	****2110	99	****8977	149	****5709
50	****0682	100	****5278	150	****7181

A-1

Exhibit B
The Sample Dispositions

Sample Disposition Number	ICN
1	****3366
2	****5828
3	****5491
4	****7922
5	****1251
6	****8142
7	****0625
8	****5539
9	****1915
10	****4840
11	****0352
12	****6248
13	****7323
14	****4405
15	****8909
16	****6672
17	****7455
18	****7247
19	****7962
20	****4946
21	****3755
22	****9743
23	**7988
24	****0045
25	****0392
26	****5671
27	***4583
28	****6208
29	****9153
30	****1298
31	****1285
32	****3107
33	***8484
34	****4410
35	****7011
36	****9987
37	****1645
38	****8581
39	****9511
40	***3014

B-1

Exhibit C
Additional Insured Schedule

Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rental, Inc. & ARI Fleet LT
Automotive Rental, Inc
Automotive Rentals, Inc
ARI FLEET LT
Automotive Rentals, Inc.
Automotive Rental, Inc.
ARI
ARI & Enterprise Rent-a-Car
Automotive Resources International, Automotive Rentals, Inc. & ARI Fleet LT
ARI, ARI Fleet LT & Automotive Rental Inc
ARI Fleet LT and Automotive Rentals Inc
Automotive Rental Inc and ARI Fleet LT
AUTOMOTIVE RENTALS,INC. AND ARI FLEET LT
Automotive Rentals, Inc & ARI Fleet, LT
Automotive Rentals Inc & ARI Fleet LT.
ARI, Automotive Rentals Inc and ARI Fleet LT
ARI Fleet LT Automotive Rentals Inc
Automotive Rentals Inc. And ARI Fleet LT
Automotive Rentals, Inc and ARI Fleet LT
Automotive Rentals, Inc. and ARI Fleet LT
ARI & ARI Fleet LT
ARI Fleet LT & Automotive Rentals, Inc
ARI Fleet LT and Automotive Rentals Inc.
ARI Fleet LT and Automotive Rentals, Inc
ARI FLEET LT AUTOMOTIVE RENTALS INC.
ARI, Automotive Rentals Inc. and ARI Fleet LT
Auto motive Rental, Inc. AND Ari Fleet LT
Automotive Rentals Inc & ARI Fleet LT
Automotive Rentals Inc.
Automotive Rentals Inc. ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT.
Automotive Rentals, Inc. AND ARI Fleet LT.
Automotive Rentals, Inc. ARI Fleet LT
Automotive Rentals, Inc., and ARI Fleet LT
Automotive Resources International (ARI) and ARI Fleet LT
Automotive Resources International and ARI Fleet LT
ARI FLEET INC
ARI FLEET
Automotive Rental Inc. and ARI Fleet LT
Automotive Rental, Inc. AND Ari Fleet LT
ARI & ARI FLEET, LT
Automotive Rentals Inc and ARI Fleet LT
ARI (Automotive Rentals, Inc.) and ARI Fleet LT

C-1

Exhibit C
Additional Insured Schedule (continued)
ARI,ARI Fleet LT & Automotive Rental, Inc.
Automobile Rentals, Inc. AND ARI Fleet LT
Automotive Rentals Inc. & ARI Fleet LT
AUTOMOTIVE RENTALS INC. & ARI FLEET LT
ARI, Automotive Rentals Inc., ARI and ARI Fleet LT
ARI, Automotive Rentals Inc. ARI Fleet LT
ARI Fleet LT and Automotive Rentals, Inc.
Automotive Rentals, Inc. & ARI Fleet LET
Automotive Rentals, Inc.;ARI Fleet LT
ARI FLEET ADMINISTRATION
ARI, Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rentals, Inc ARI Fleet LT
ARI, Automotive Rentals, Inc. and ARI Fleet LT
ARI, Automotive Rentals Inc., and ARI Fleet LT
Automotive Rentals, Inc., ARI Fleet LT
ARI, AUTOMOTIVE RENTALS INC & ARI FLEET LT
ARI, AUTOMOTIVE RENTALS, INC.,ARI FLEET LT
ARI, Automotive Rentals Inc, and ARI Fleet LT
Automotive Rentals & ARI Fleet, LT
Automotive Rental, Inc and ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT
ARI, Automotive Rentals, Inc., ARI Fleet LT
ARI, Automotive Rentals Inc., ARI Fleet LT
Holman Enterprises
Automotive Rentals, Inc. (ARI Fleet)
Automotive Rentals, Inc. and Holman and ARI Fleet LT
Automotive Rentals Inc. and ARI Fleet
Automotive Rentals and ARI Fleet LT
Automotive Rentals, Inc and ARI Fleet
Automotive Resources International (ARI)
ARI, Automotive Rentals Inc. & ARI Fleet LT
AUTOMOTIVE RENTALS, INC. AND ARI FLEET LT

C-2

Exhibit D

Titling Trust Owners Schedule
ARI FLEET LT
ARI FLEET LT LTD
ARI FLEET LT LSR
ARI FLEET LT INC
ARI FLEET LT, A BUSINESS TRUST
ARI FLEET (BUSINESS TRUST)
ARI TRUST
ARI FLEET LT A BUISNESS TRUST
ARI FLEET LT A BUSINESS TRUST
ARI FLEET LT A BUSINESS TRUSTLSR
ARI FLEET LT LESSOR COG OPERATING LLC LESSEE
ARI FLEET LT-LESSOR
LSR ARI FLEET LT
ARI FLEET LT LESSOR
ARI FLEET LT-LSR
ARI FLEET LT INC LSR
ARI Fleet LT %AmerisourceBergen Corp
ARI Fleet LT (Lessor)
ARI Fleet LT A Business Trust
ARI Fleet LT C/O PAR Electrical Contractors
ARI FLEET LT INC
ARI Fleet LT Lessor
ARI Fleet LT LSR
ARI FLEET LT LSR ALLIED UNIVERSAL
ARI FLEET LT LSR ROAD FITTERS LSE
ARI Fleet LT Ltd
LSR ARI FLEET LT
ARI FLEET LT C/O NCR CORPORATION
ARI FLEET LT % PAR ELECTRICAL CONTRACTORS LLC
ARI FLEET LT LESSOR WOOD GROUP USA INC
ARI FLEET LT LSR TRANE TECHNOLOGY COMPANY LLC LSE
ARI FLEET LT % INSITUFORM TECHNOLOGIES LLC
ARI FLEET LSR
ARI FLEET LT % PAR ELECTRICAL CONTRACTORS
ARI FLEET LT LESSOR AMERIPRIDE SERVICES
ARI FLEET LT % ARAMARK SERVICES INC
ARI FLEET CT %WILLIAMS STRATEGIC SOURCING CO LLC
ARI FLEET LT LESSOR PUBLIC SERVICE
ARI FLEET LT LESSOR TARGA MIDSTREAM
ARI FLEET LT A BUSINESS
ARI FLEET LT (LSR)
ARI FLEET LT CARE OF COMPASS HEALTH
ARI FLEET LESSOR
ARI FLEET LT % LIGHT & WONDER INC
ARI FLEET
ARI FLEET INC

D-1

Exhibit E
Exception

Sample Disposition Number	ICN	Attribute	Disposition Data File	Per Provided Information
36	****9987	Year	1989	2019

E-1